Group income statement - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statements [Line Items]
Revenue		£ 23,723	£ 24,062	£ 19,012
Operating costs		(20,339)	(20,892)	(15,397)
Operating profit (loss)		3,384	3,170	3,615
Finance expense		(794)	(842)	(769)
Finance income		215	232	389
Net finance expense	[1]	(579)	(610)	(380)
Share of post tax profit (loss) of associates and joint ventures		(1)	(9)	6
Profit (loss) before taxation		2,804	2,551	3,241
Taxation		(620)	(485)	(508)
Profit (loss) for the year		2,184	2,066	2,733
Before Specific Items [Member]
Statements [Line Items]
Revenue	[2]	23,746	24,082	18,879
Operating costs		(19,752)	(19,944)	(15,052)
Operating profit (loss)	[2]	3,994	4,138	3,827
Finance expense		(576)	(632)	(540)
Finance income		215	232	389
Net finance expense		(361)	(400)	(151)
Share of post tax profit (loss) of associates and joint ventures		(1)	(9)	6
Profit (loss) before taxation		3,632	3,729	3,682
Taxation		(707)	(702)	(674)
Profit (loss) for the year		2,925	3,027	3,008
Specific Items [Member]
Statements [Line Items]
Revenue	[3]	(23)	(20)	133
Operating costs	[3]	(587)	(948)	(345)
Operating profit (loss)	[3]	(610)	(968)	(212)
Finance expense	[3]	(218)	(210)	(229)
Net finance expense	[3]	(218)	(210)	(229)
Profit (loss) before taxation	[3]	(828)	(1,178)	(441)
Taxation	[3]	87	217	166
Profit (loss) for the year	[3]	£ (741)	£ (961)	£ (275)

[1]	Net finance expense includes specific item expense of £218m (2016/17: £210m, 2015/16: £229m).
[2]	Before specific items.
[3]	a For a definition of specific items, see page 209. An analysis of specific items is provided in note 8.